Accrued Expenses - Schedule of Accrued Expenses (Detail) - USD ($)	Dec. 31, 2019	Mar. 31, 2019	Mar. 31, 2018
Payables and Accruals [Abstract]
Research and development expenses	$ 4,135,493	$ 4,814,926	$ 474,020
Legal and other professional fees	3,592,322	1,105,446
Other expenses	977,369	304,194
Total accrued expenses	$ 8,705,184	$ 6,224,566	$ 474,020